LOANS (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans receivable
Loans at fair value	$ 5,287,000,000	$ 5,265,000,000
Loans, net of unearned income	655,464,000,000	647,242,000,000
Corporate
Loans receivable
Loans sold and/or reclassified to held-for-sale	4,400,000,000	6,400,000,000
Number of days past due for reversal of accrued interest and charging to earnings	90 days	90 days
Loans, equal to 30- 89 days past due and accruing	344,000,000	545,000,000
Loans, greater than or equal to 90 days past due and accruing	125,000,000	183,000,000
Loans, total Past due and accruing	469,000,000	728,000,000
Loans, total non-accrual	2,333,000,000	3,236,000,000
Loans, total current	239,935,000,000	215,999,000,000
Loans at fair value	4,056,000,000	3,939,000,000
Loans, net of unearned income	246,793,000,000	223,902,000,000
Number of days past due, non-accrual status	90 days	90 days
Loans less than this number of days past due are considered current	30 days	30 days
Corporate | Commercial and industrial
Loans receivable
Loans, equal to 30- 89 days past due and accruing	38,000,000	93,000,000
Loans, greater than or equal to 90 days past due and accruing	10,000,000	30,000,000
Loans, total Past due and accruing	48,000,000	123,000,000
Loans, total non-accrual	1,078,000,000	1,134,000,000
Loans, total current	107,650,000,000	98,157,000,000
Loans, net of unearned income	108,776,000,000	99,414,000,000
Corporate | Financial institutions
Loans receivable
Loans, equal to 30- 89 days past due and accruing	5,000,000
Loans, greater than or equal to 90 days past due and accruing		2,000,000
Loans, total Past due and accruing	5,000,000	2,000,000
Loans, total non-accrual	454,000,000	763,000,000
Loans, total current	53,858,000,000	42,642,000,000
Loans, net of unearned income	54,317,000,000	43,407,000,000
Corporate | Mortgage and real estate
Loans receivable
Loans, equal to 30- 89 days past due and accruing	224,000,000	224,000,000
Loans, greater than or equal to 90 days past due and accruing	109,000,000	125,000,000
Loans, total Past due and accruing	333,000,000	349,000,000
Loans, total non-accrual	680,000,000	1,039,000,000
Loans, total current	30,057,000,000	26,908,000,000
Loans, net of unearned income	31,070,000,000	28,296,000,000
Corporate | Lease financing
Loans receivable
Loans, equal to 30- 89 days past due and accruing	7,000,000	3,000,000
Loans, greater than or equal to 90 days past due and accruing		11,000,000
Loans, total Past due and accruing	7,000,000	14,000,000
Loans, total non-accrual	52,000,000	13,000,000
Loans, total current	1,956,000,000	1,811,000,000
Loans, net of unearned income	2,015,000,000	1,838,000,000
Corporate | Other
Loans receivable
Loans, equal to 30- 89 days past due and accruing	70,000,000	225,000,000
Loans, greater than or equal to 90 days past due and accruing	6,000,000	15,000,000
Loans, total Past due and accruing	76,000,000	240,000,000
Loans, total non-accrual	69,000,000	287,000,000
Loans, total current	46,414,000,000	46,481,000,000
Loans, net of unearned income	$ 46,559,000,000	$ 47,008,000,000